Shareholder Report, Line Graph (Details) 1014014_Franklin U.S. Core Dividend Tilt Index ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jun. 01, 2016	Mar. 31, 2026
Franklin U.S. Core Dividend Tilt Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin U.S. Core Dividend Tilt Index ETF (NAV)
Accumulated Value	$ 22,313	$ 20,167	$ 15,790	$ 17,180	$ 15,320	$ 10,407	$ 12,150	$ 11,738	$ 10,979	$ 10,000	$ 26,832
Morningstar US Target Market Exposure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar US Target Market Exposure Index
Linked Morningstar US Target Market Exposure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Morningstar US Target Market Exposure Index
Accumulated Value	25,453	23,537	18,060	19,898	18,590	11,984	13,481	13,173	11,440	10,000	$ 29,915
Morningstar US Dividend Enhanced Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar US Dividend Enhanced Select Index
Linked Morningstar US Dividend Enhanced Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Morningstar US Dividend Enhanced Select Index
Accumulated Value	$ 21,965	$ 19,840	$ 15,524	$ 16,869	$ 15,043	$ 10,227	$ 11,946	$ 11,538	$ 10,804	$ 10,000	$ 26,440